Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents	$ 2,955,866	$ 4,252,003
Cash Held by Blackstone Funds and Other	316,197	241,712
Cash and Cash Equivalents and Cash Held by Blackstone Funds and Other	$ 3,272,063	$ 4,493,715	$ 2,199,732	$ 2,064,456